UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09709

Highland Floating Rate Advantage Fund
(Exact name of registrant as specified in charter)

Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)

James D. Dondero
Highland Capital Management, L.P.
Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and address of agent for service)

Registrant's telephone number, including area code:  (877) 665-1287

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of November 30, 2007	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)

Senior Loans (a) - 114.3%

AEROSPACE - AEROSPACE/DEFENSE - 3.1%
	AWAS Capital, Inc.
10,271,213	First Lien Term Loan, 7.00%, 03/15/13	9,706,296
6,410,419	Second Lien Term Loan, 11.25%, 03/15/13	6,218,107
	DeCrane Aircraft Holdings, Inc.
6,467,500	First Lien Term Loan, 8.11%, 02/21/13	6,338,150
1,903,900	Forgings International Holdings Term D, 9.72%, 03/22/15	1,901,520
	Forgings International Ltd.
2,139,306	Term B2, 7.97%, 09/11/14	2,107,217
2,259,619	Term C2, 8.22%, 09/11/15	2,225,725
	Hawker Beechcraft Acquisition Co. LLC
193,954	Letter of Credit Facility Deposit, 5.20%, 03/26/14	185,711
2,280,723	Term Loan, 7.17%, 03/26/14	2,199,187
	IAP Worldwide Services, Inc.
2,957,424	First Lien Term Loan, 11.50%, 12/30/12	2,676,469
3,500,000	Second Lien Term Loan, 17.00%, 06/20/13	2,805,845
	Travelport LLC
7,780,500	Delayed Draw Term Loan, 7.45%, 08/23/13	7,407,658
15,000,000	Letter of Credit, 7.45%, 05/23/14	14,325,000
1,193,527	Synthetic Letter of Credit, 7.45%, 08/23/13	1,139,817
7,310,430	Tranche B Dollar Term Loan, 7.45%, 08/23/13	6,957,044
	Vought Aircraft Industries, Inc.
2,922,353	Term Loan, 7.34%, 12/22/11	2,859,026
	Wesco Aircraft Hardware Corp.
2,926,497	First Lien Term Loan, 7.45%, 09/30/13	2,860,651
1,000,000	Second Lien Term Loan, 10.95%, 03/28/14	995,000

		72,908,423

AEROSPACE - AIRLINES - 2.6%
	Continental Airlines, Inc.
1,714,286	Tranche A-1 Term Loan, 8.74%, 06/01/11	1,671,429
4,285,714	Tranche A-2 Term Loan, 8.96%, 06/01/11	4,178,571
	Delta Air Lines, Inc.
1,000,000	Credit-Linked Deposit Loan, 6.72%, 04/30/12	957,500
8,977,500	Second Lien Term Loan, 8.61%, 04/30/14	8,658,799
5,168,933	Term Loan Equipment Notes, 8.63%, 09/29/12	4,988,021
	Northwest Airlines, Inc.
9,900,000	Term Loan, DIP, 7.03%, 08/21/08	9,405,000
	US Airways, Inc.
35,500,000	Term Loan, 7.28%, 03/23/14	33,207,410

		63,066,730

Principal Amount ($)		Value ($)

BROADCASTING - 4.2%
	All3Media Intermediate Ltd.
4,874,517	UK Term Loan B, 7.80%, 08/31/14	4,606,418
	Barrington Broadcasting Group LLC
2,475,000	Term Loan, 7.13%, 08/11/13	2,411,591
	Clarke American Corp.
9,975,000	Tranche B Term Loan, 7.86%, 06/30/14	9,226,875
	CMP Susquehanna Corp.
5,234,821	Term Loan, 7.07%, 05/06/13	4,981,823
	Comcorp Broadcasting, Inc.
125,700	Revolving Loan, 10.90%, 10/02/12 (b) (c)	125,700
2,285,452	Term Loan, 10.44%, 04/02/13 (b)	2,285,452
	Hargray Acquisition Co., /DPC
	Acquisition LLC/HCP Acquisition LLC
1,995,000	First Lien Term Loan, 7.45%, 06/27/14	1,935,150
2,000,000	Second Lien Term Loan, 10.85%, 01/29/15	1,940,000
	Millennium Digital Media Systems, LLC
2,125,354	Revolver Loan, 8.52%, 06/30/11 (c)	2,092,029
31,207,338	Term Facility, 8.98%, 06/30/11	30,817,246
	NextMedia Operating, Inc.
597,747	Delay Draw Term Loan, 6.66%, 11/15/12	570,849
1,344,931	Initial Term Loan, 6.69%, 11/15/12	1,264,235
	Paxson Communications Corp.
11,000,000	First Lien Term Loan, 8.49%, 01/15/12	10,615,000
	Young Broadcasting, Inc.
28,047,714	Term Loan, 7.87%, 11/03/12	26,645,328

		99,517,696

CABLE - INTERNATIONAL CABLE - 1.0%
	UPC Financing Partnership
18,261,250	Facility N1, 7.08%, 12/31/14	17,234,055
	Virgin Media, Inc.
8,000,000	B4 Facility, 7.22%, 07/30/12	7,726,720

		24,960,775

CABLE - US CABLE - 6.3%
	Bresnan Communications LLC
7,825,000	Tranche B Term Loan, 7.08%, 09/29/13	7,490,481
	CCO Holdings, LLC
4,000,000	Incremental Loan, 7.70%, 09/06/14	3,727,520
	Cequel Communications LLC
6,275,000	Second Lien Tranche A Term Loan, 9.41%, 05/04/14	6,000,469
19,930,000	Term Loan, 7.21%, 11/05/13	18,679,592
	Charter Communications Operating, LLC
74,166,667	Replacement Term Loan, 6.99%, 03/06/14	69,409,617

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2007	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)

Senior Loans (continued)

CABLE - US CABLE (continued)
	Knology, Inc.
12,468,750	Term Loan, 7.48%, 06/30/12	11,970,000
	Mediacom Broadband Group
992,500	Tranche D-1 Term Loan, 6.53%, 01/31/15	937,079
992,500	Tranche D-2 Term Loan, 6.53%, 01/31/15	939,153
	Northland Cable Television, Inc.
4,912,500	First Lien Term Loan B, 9.35%, 12/22/12	4,900,219
6,000,000	Second Lien Term Loan, 12.96%, 06/22/13	6,000,000
	RCN Corp.
4,987,500	Initial Term Loan, 7.63%, 04/25/14	4,738,125
	WideOpenWest Finance, LLC
7,000,000	First Lien Term Loan, 7.76%, 06/30/14	6,720,000
10,000,000	Second Lien Term Loan, 11.45%, 06/29/15	9,200,000

		150,712,255

CHEMICALS - COMMODITY & FERTILIZER - 0.5%
	Celanese US Holdings, LLC
1,965,000	Term Loan, 6.98%, 04/02/14	1,887,225
	Cognis GMBH
5,000,000	Facility C, 7.69%, 09/15/13	4,676,050
	Ferro Corp.
5,703,500	Term Loan, 7.08%, 06/06/12	5,560,912

		12,124,187

CHEMICALS - SPECIALTY CHEMICALS - 0.7%
	Berry Plastics Holding Corp.
743,125	Term C Loan, 6.70%, 04/03/15 (d)	696,063
	Brenntag Holding GMBH & Co.
294,545	Acquisition Facility, 7.37%, 01/17/14	284,973
1,205,364	Facility B2 Term Loan, 7.39%, 01/17/14	1,153,943
1,000,000	Second Lien Dollar Facility, 9.39%, 01/17/16	946,250
	Kraton Polymers Group of Cos.
3,458,515	Term Loan, 7.25%, 05/13/13	3,302,882
	Lucite International US Finco LLC
731,202	Term B-1 Advance, 7.45%, 07/07/13	708,352
258,893	Term B-2 Advance, 7.45%,07/07/13	250,803
	Panda Hereford Ethanol, L.P.
5,000,000	Tranche A Term Loan, 8.40%, 07/28/13	4,887,500
	Rockwood Specialties Group, Inc.
3,372,503	Tranche E Term Loan, 6.46%, 07/30/12	3,240,604

		15,471,370

Principal Amount ($)		Value ($)

CONSUMER DURABLES - 0.4%
	Rexair LLC
3,481,966	First Lien Term Loan, 9.61%, 06/30/10	3,447,146
	Water PIK, Inc.
4,987,500	First Lien Term Loan, 8.94%, 06/15/13	4,887,750

		8,334,896

CONSUMER NON-DURABLES - 1.8%
	American Achievement Corp.
640,512	Tranche B Term Loan, 7.07%, 03/25/11	624,499
	Amscan Holdings, Inc.
6,965,000	Term Loan, 7.56%, 05/27/13	6,564,513
	BioTech Research
	Labs/Philosophy Merger Sub, Inc.
4,969,767	First Lien Term Loan, 6.98%, 03/16/14	4,398,244
	Camelbak Products, Inc.
1,111,111	Second Lien Term Loan, 12.91%, 02/04/12	1,033,333
	DS Waters of America, Inc.
2,977,500	Term Loan, 7.05%, 10/27/12	2,873,287
	Eastman Kodak Co.
1,778,147	Term B-1 Advance, 10/18/12 (e)	1,782,592
	Hillman Group, Inc.
5,550,367	Term Loan B, 8.55%, 07/22/13	5,328,352
	Jarden Corp.
767,977	Term Loan B1, 6.95%, 01/24/12	738,218
	Prestige Brands Holdings, Inc.
2,624,727	Tranche B Term Loan, 7.05%, 04/06/11	2,585,356
	Solo Cup Co.
4,554,862	Term B1 Loan, 8.54%, 02/27/11	4,520,701
5,574,857	Term B1 Loan, 8.35%, 02/27/11	5,533,046
	Spectrum Brands, Inc.
5,144,010	Dollar Term B Loan, 9.09%, 03/30/13	4,997,714
483,286	Letter of Credit, 4.57%, 03/30/13	469,542
	Technical Concepts, LLC
729,210	U. S. Dollar Term Loan A, 8.30%, 01/01/11	718,272
805,311	U. S. Dollar Term Loan B, 8.55%, 01/01/13	793,231

		42,960,900

DIVERSIFIED MEDIA - 7.8%
	Advanstar Communications
4,488,750	First Lien Term Loan, 7.45%, 05/31/14	4,174,538
	Cinemark USA, Inc.
8,769,108	Term Loan, 6.79%, 10/05/13	8,389,581
	Endurance Business Media, Inc.
2,733,971	First Lien Term Loan, 7.58%, 07/26/13	2,645,117
	HIT Entertainment PLC
5,934,743	Term Facility, 6.83%, 03/20/12	5,667,679

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2007	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)

Senior Loans (continued)

DIVERSIFIED MEDIA (continued)
	Knowledgepoint360 Group LLC
1,000,000	Second Lien Term Loan, 11.88%, 04/26/15	997,500
	Merrill Communications LLC
3,880,038	Combined Term Loan, 7.32%, 12/22/12	3,744,237
	Metro-Goldwyn-Mayer Holdings II, Inc.
24,670,019	Tranche B Term Loan, 8.45%, 04/08/12	23,035,630
1,982,699	Tranche B-1 Term Loan, 8.45%, 04/08/12	1,853,823
	Nielsen Finance LLC
494,975	Dollar Term Loan, 7.36%, 08/09/13	472,082
3,406,268	Dollar Term Loan, 7.36%, 08/09/13	3,248,729
	Panavision, Inc.
3,500,000	Second Lien Term Loan, 12.46%, 03/30/12	3,211,250
	Penton Media, Inc.
18,158,750	First Lien Term Loan, 7.24%, 02/01/13	16,728,748
9,500,000	Second Lien Term Loan, 9.98%, 02/01/14 (e)	8,312,500
	Readers Digest Association, Inc.
1,334,500	Revolver, 8.08%, 02/17/13 (c)	1,214,395
4,975,031	U.S. Term Loan, 7.35%, 03/02/14	4,549,666
	Riverdeep Interactive Learning USA, Inc.
1,927,099	Bridge Facility, 11.94%, 12/21/14	1,917,464
4,313,319	Term Loan, 7.95%, 12/20/13	4,292,658
	Springer Science+Business Media S.A.
562,496	Tranche B-2, 7.75%, 09/16/11	549,840
562,496	Tranche C-2, 8.12%, 09/17/12	549,840
366,301	Tranche E-2, 8.07%, 09/17/12	358,059
338,124	USD Tranche B-2 Add-on, 7.75%, 07/05/13	330,516
338,124	USD Tranche C-2 Add On, 8.12%, 07/05/14	330,516
	Tribune Co.
57,345,000	Initial Tranche B Advance, 8.24%, 05/19/14	50,004,840
33,133,333	Tranche X Advance, 7.74%, 05/18/09	32,482,595
	Valassis Communications, Inc.
1,365,467	Tranche B Term Loan, 6.95%, 03/02/14	1,268,177
	West Corp.
2,950,094	Term B-2 Loan, 7.28%, 10/24/13	2,829,435
	Yell Group PLC
4,000,000	Facility B1 (USD), 6.82%, 10/27/12	3,890,840

		187,050,255

Principal Amount ($)		Value ($)

ENERGY - EXPLORATION & PRODUCTION - 2.0%
	ATP Oil & Gas Corp.
20,888,597	First Lien Term Loan, 8.48%, 04/14/10	21,034,447
	III Exploration II LP
2,244,375	Delayed Draw Term Loan, 8.32%, 10/29/13	2,143,378
12,686,250	Initial Draw Term Loan, 8.67%, 10/29/13	12,115,369
2,000,000	Second Lien Loan, 11.27%, 04/29/14	1,910,000
	Targa Resources, Inc.
964,971	Synthetic Letter of Credit, 5.07%, 10/31/12	931,805
1,729,872	Term Loan, 7.53%, 10/31/12	1,702,471
	TARH E&P Holdings, L.P.
2,500,000	First Lien Term Loan, 9.88%, 06/29/12	2,462,500
	Trident Exploration
5,455,429	Unsecured Term Loan, 17.06%, 11/24/11 PIK	5,073,549

		47,373,519

ENERGY - OTHER ENERGY - 2.4%
	Alon USA Energy, Inc.
598,485	Edgington Facility, 7.05%, 06/22/13	579,034
4,787,879	Paramount Facility, 7.00%, 06/22/13	4,632,273
	Coffeyville Resources, LLC
1,460,140	Funded Letter of Credit, 5.26%, 12/28/10	1,379,832
4,762,024	Tranche D Term Loan, 8.61%, 12/30/13	4,625,115
	Delphi Acquisition Holding I B.V.
488,759	Facility B1, 7.57%, 01/11/15	470,738
488,759	Facility C1, 8.24%, 01/11/16	473,182
	Endeavour International Holding B.V.
4,500,000	Second Lien Term Loan, 12.36%, 11/01/11	4,387,500
	Helix Energy Solutions Group, Inc.
8,704,164	Term Loan, 6.99%, 07/01/13	8,486,560
	MEG Energy Corp.
514,286	Delayed Draw Term Loan, 7.23%, 04/02/13 (c)	497,571
1,947,443	Initial Term Loan, 7.20%, 04/03/13	1,894,375
	Monitor US Finco, Inc.
3,970,000	First Lien Term Loan, 10.70%, 01/11/14	3,930,300
3,000,000	Second Lien Term Loan, 17.20%, 01/11/15	1,425,000
	SandRidge Energy, Inc.
2,000,000	Floating Rate Loan, 8.85%, 04/01/14	2,001,240
	Total Safety U.S., Inc.
1,000,000	Second Lien Term Loan, 11.86%, 12/08/13	980,000
	Value Creation, Inc.
13,750,000	Term Loan, 12.82%, 07/01/12	13,337,500

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2007	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)

Senior Loans (continued)

ENERGY - OTHER ENERGY (continued)
	Venoco, Inc.
6,000,000	Second Lien Term Loan, 8.94%, 09/20/11	5,880,000
	Volnay Acquisition Co. I
2,966,690	Term Loan B1, 7.13%, 01/12/14	2,914,773

		57,894,993

ENERGY - REFINING - 0.5%
	Connacher Finance Corp.
1,000,000	Term Loan, 9.75%, 10/20/13	1,000,000
	Eagle Rock Energy Partners
2,992,500	Series B Term Loan, 9.25%, 08/31/11	2,947,613
	Port Barre Investments, LLC
3,000,000	Term B Loan, 7.33%, 09/08/14	2,910,000
	Resolute Aneth, LLC
1,714,286	Second Lien Term Loan, 9.51%, 04/13/12	1,675,714
1,500,000	Second Lien Term Loan, 06/26/13 (e)	1,466,250
	Western Refining, Inc.
1,410,000	Term Loan, 05/30/14	1,359,325
778,750	Term Loan, 6.56%, 05/30/14	750,762

		12,109,664

FINANCIAL - 3.4%
	AlixPartners, LLP
1,473,750	Tranche C Term Loan, 7.25%, 10/12/13	1,442,433
	Bay Point Re Ltd.
1,500,000	Term Loan, 9.90%, 12/31/10	1,492,500
	Checksmart Financial Co.
1,908,198	First Lien Tranche B Term Loan, 7.98%, 05/01/12	1,793,706
2,500,000	Second Lien Term Loan, 10.88%, 05/01/13	2,425,000
	Concord Re Ltd.
7,000,000	Term Loan, 9.61%, 02/29/12	6,965,000
	Cyrus Reinsurance Ltd.
2,000,000	Term Loan, 9.60%, 12/31/10	2,002,500
	Dollar Financial Corp.
1,993,926	Canadian Borrower Term Loan, 8.11%, 10/30/12	1,924,139
1,465,599	Delayed Draw Term Loan, 8.11%, 10/30/12	1,414,303
	Emerson Reinsurance Ltd.
3,250,000	Series A Loan, 7.11%, 12/15/11	3,233,750
1,250,000	Series B Loan, 8.36%, 12/15/11	1,243,750
	First American Payment
958,000	Systems, L.P. Term Loan, 8.50%, 10/06/13	934,050
	Flatiron Re Ltd.
4,211,856	Closing Date Term Loan, 9.49%, 12/29/10	4,190,797
2,040,118	Delayed Draw Term Loan, 9.49%, 12/29/10	2,040,118

Principal Amount ($)		Value ($)

FINANCIAL (continued)
	FleetCor Technologies Operating Co., LLC
3,316,667	Tranche 1 Term Loan, 6.97%, 04/30/13	3,200,583
	HUB International Ltd.
1,412,535	Delayed Draw Term Loan, 8.01%, 06/13/14 (c) (e)	1,345,440
14,674,475	Initial Term Loan, 8.20%, 06/13/14 (e)	13,977,437
	IPayment, Inc.
3,897,746	Term Loan, 6.97%, 05/10/13	3,595,670
	Kepler Holdings, Ltd.
8,000,000	Term Loan, 10.86%, 06/30/09	7,960,000
	LPL Holdings, Inc.
1,985,025	Tranche D Term Loan, 7.36%, 06/28/13	1,905,624
	Online Resources Corp.
1,000,000	Term Loan A, 7.57%, 02/09/12	960,000
	Panther Re Holdings Ltd.
3,000,000	Term Loan A, 7.61%, 12/01/10	2,985,000
2,000,000	Term Loan B, 9.86%, 12/01/10	1,990,000
	Penhall Holding Co.
2,500,000	Senior Unsecured PIK Toggle Term Loan, 12.82%, 04/01/12	2,506,250
	Riskmetrics Group Holdings, LLC
995,000	First Lien Term Loan B, 7.45%, 01/10/14	973,856
	Wind Acquisition Holdings Finance S.A.
9,354,439	PIK Term Loan, 12.45%, 12/21/11	9,331,053

		81,832,959

FOOD AND DRUG - 0.0%
	Nash Finch Co.
678,286	Initial Term Loan, 7.69%, 11/12/10	647,763
	Supervalu, Inc.
210,364	Term Loan B, 6.17%, 06/02/12	206,100

		853,863

FOOD/TOBACCO - BEVERAGES & BOTTLING - 0.3%
	Best Brands Corp.
4,258,318	Term Loan B, 9.26%, 12/12/12 (e)	3,907,007
	WM. Bolthouse Farms, Inc.
3,912,701	First Lien Term Loan, 7.50%, 12/17/12	3,856,437

		7,763,444

FOOD/TOBACCO - FOOD/TOBACCO PRODUCERS - 0.6%
	Chiquita Brands LLC
5,383,374	Term Loan C, 7.81%, 06/28/12	5,256,650
	Dole Food Co., Inc.
186,258	Credit Linked Deposit, 5.11%, 04/12/13	175,082
412,794	Tranche B Term Loan, 7.29%, 04/12/13	389,748

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2007	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)

Senior Loans (continued)

FOOD/TOBACCO - FOOD/TOBACCO PRODUCERS (continued)
	LJVH Holdings, Inc.
1,000,000	Second Lien Term Loan, 10.86%, 01/19/15	930,000
877,800	Tranche B Term Loan, 7.86%, 07/19/14	855,855
119,700	Tranche C Term Loan, 7.86%, 07/19/14	116,708
	Merisant Co.
15,227	Tranche B Term Loan, 8.63%, 01/11/10	14,884
	Michelina’s
5,536,347	Term Loan, 8.28%, 04/02/11	5,411,779
	Solvest, Ltd.
1,375,980	Tranche C Term Loan, 7.27%, 04/12/13	1,296,297

		14,447,003

FOOD/TOBACCO - RESTAURANTS - 0.9%
	Aramark Canada Ltd.
3,970,000	Canadian Term Loan, 7.20%, 01/26/14	3,751,650
	Aramark Corp.
123,820	Letter of Credit Facility, 5.36%, 01/26/14	117,939
1,749,200	U.S. Term Loan, 7.36%, 01/26/14	1,663,927
	Buffets Holdings, Inc.
281,846	Letter of Credit, 5.10%, 05/01/13	242,624
1,490,625	Revolver, 9.75%, 05/01/13 (c)	1,222,253
2,116,620	Term Loan, 8.54%, 11/01/13	1,822,071
	Caribbean Restaurant LLC
2,350,000	Tranche B Term Loan, 7.50%, 06/30/09	2,267,750
	El Pollo Loco, Inc.
3,893,287	Term Loan, 7.70%, 11/18/11	3,757,022
	OSI Restaurant Partners LLC
4,623,919	Incremental Term Loan, 7.00%, 06/14/14	4,248,226
355,183	Synthetic Revolver, 5.18%, 06/14/13	328,324
	Pinnacle Foods Finance LLC
987,500	Term Loan, 7.95%, 04/02/14	936,891

		20,358,677

FOREST PRODUCTS - PACKAGING - 0.1%
	Georgia-Pacific Corp.
458,750	Add-on Term Loan B, 7.37%, 12/20/12	436,767
	Smurfit Kappa Acquisitions
1,000,000	B1 Term Loan Facility, 7.12%, 12/31/13	973,750
1,000,000	C1 Term Loan Facility, 7.37%, 12/31/14	978,750

		2,389,267

FOREST PRODUCTS - PAPER - 0.2%
	Appleton Papers, Inc.
493,750	Term Loan BB, 6.86%, 06/05/14	469,063

Principal Amount ($)		Value ($)

FOREST PRODUCTS - PAPER (continued)
	Mauser
1,000,000	Facility B2, 7.13%, 06/30/15	855,000
1,000,000	Facility C2, 7.38%, 06/13/16	860,000
	NewPage Corp.
1,344,865	New Term Loan, 7.46%, 05/02/11	1,338,141
	Verso Paper Holdings LLC
2,255,702	Term B Loan, 7.00%, 08/01/13 (d)	2,165,474

		5,687,678

GAMING/LEISURE - GAMING - 1.0%
	DHM Holdings Co., Inc.
1,956,157	Multi Draw Term Loan, 7.12%, 03/03/08 (c)	1,951,267
	Drake Hotel Acquisition
6,041,285	B Note 1, 12.62%, 10/01/07 (c)	6,041,285
	Green Valley Ranch Gaming LLC
4,560,000	Second Lien Term Loan, 8.33%, 08/16/14	4,195,200
4,942,755	Term Loan, 7.12%, 02/16/14	4,732,688
	VML U S Finance LLC
1,267,738	Term B Delayed Draw Project Loan, 7.45%, 05/25/12	1,215,177
6,732,262	Term B Funded Project Loan, 7.45%, 05/25/13	6,453,143

		24,588,760

GAMING/LEISURE - OTHER LEISURE - 4.2%
	Alpha Topco Ltd.
5,714,286	Facility B1, 7.92%, 12/31/13	5,540,000
4,285,714	Facility B2, 7.92%, 12/31/13	4,155,000
4,500,000	Second Lien Facility D, 9.04%, 06/30/14	4,297,500
	AMF Bowling Worldwide, Inc.
2,000,000	Term B Loan, 7.85%, 06/07/13	1,890,000
	Fontainebleu Florida Hotel LLC
57,500,000	Tranche C Term Loan, 11.70%, 06/06/12	54,481,250
	Fontainebleu Las Vegas LLC
4,666,667	Term Loan, 8.95%, 05/17/14	4,410,000
	Kuilima Resort Co.
10,164,918	First Lien Term Loan, 9.50%, 09/30/10	9,233,100
	Regal Cinemas Corp.
4,947,519	Term Loan, 6.86%, 10/27/13	4,740,960
	Town Sports International LLC
995,000	Term Loan, 7.50%, 02/27/14	922,863
	Trump Entertainment Resorts Holdings, L.P.
4,379,660	Term C-1 Facility, 7.90%, 05/20/12	4,286,592
4,379,660	Term C-2 Facility, 7.86%, 05/20/12	4,286,592
	Yellowstone Mountain Club, LLC
3,569,597	First Lien Term Loan, 7.18%, 09/30/10	3,307,838

		101,551,695

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2007	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)

Senior Loans (continued)

HEALTHCARE - ACUTE CARE - 3.4%
	COHR Holdings, Inc.
1,000,000	First Lien Term Loan, 8.04%,01/31/13	775,000
	HCA, Inc.
969,318	Tranche A Term Loan, 6.70%, 11/19/12	920,629
60,026,281	Tranche B Term Loan, 7.45%, 11/18/13	57,694,861
	IM US Holdings, LLC
14,962,500	First Lien Term Loan, 7.34%, 06/26/14	14,401,406
1,000,000	Second Lien Term Loan, 9.45%, 06/26/15	987,500
	MultiPlan, Inc.
1,797,764	Term Loan B, 7.25%, 04/12/13	1,749,081
827,097	Term Loan C, 7.25%, 04/12/13	805,725
	National Mentor Holdings, Inc.
56,000	Institutional Letter of Credit Facility, 5.32%, 06/29/13	54,880
932,200	Tranche B Term Loan, 7.20%, 06/29/13	913,556
	Stiefel Laboratories, Inc.
1,709,711	Delayed Draw Term Loan, 7.61%, 12/28/13	1,654,146
2,235,289	First Lien Initial Term Loan, 7.61%, 12/28/13	2,162,642

		82,119,426

HEALTHCARE - ALTERNATE SITE SERVICES - 3.7%
	American HomePatient, Inc.
1,400,604	Secured Promissory Note, 6.79%, 08/01/09 (f)	1,400,604
	CHG Cos. Medical Staffing, Inc.
1,580,020	First Lien Term Loan B, 7.46%, 12/20/12	1,512,869
400,000	Synthetic Letter of Credit, 7.13%, 12/20/12	383,000
	CHS/ Community Health Systems, Inc.
30,020,108	Funded Term Loan, 7.76%, 07/25/14	28,835,515
	CRC Health Corp.
6,954,874	Term Loan, 7.17%, 02/06/13	6,659,292
	Danish Holdco A/S
3,365,689	Facility B5, 7.36%, 05/01/15	2,844,007
2,500,000	Second Lien Term Facility D, 8.98%, 11/01/16	2,162,500
	FHC Health Systems, Inc.
1,500,000	Third Lien Additional Term Loan, 15.37%, 02/09/11	1,515,000
5,000,000	Third Lien Term Loan, 15.33%, 02/09/11	5,050,000
	Gambro Holding AB
882,689	Facility B2, 7.16%, 06/05/14	862,829
882,689	Facility C2, 7.66%, 06/05/15	865,583
	LifeCare Holdings
11,540,872	Term Loan, 8.20%, 08/15/12 (d)	10,467,571

Principal Amount ($)		Value ($)

HEALTHCARE - ALTERNATE SITE SERVICES (continued)
	Physiotherapy Associates, Inc./ Benchmark Medical, Inc.
1,500,000	Second Lien Term Loan, 13.00%, 06/28/13 (e)	1,492,500
4,876,389	Term Loan, 9.50%, 06/28/13	4,656,951
	Select Medical Corp.
16,205,663	Tranche B Term Loan, 7.46%, 02/24/12	15,456,151
	Skilled Healthcare LLC
1,955,000	First Lien Term Loan, 6.98%, 06/15/12	1,913,456
	TLC Vision (USA) Corp.
2,992,500	Term Advance, 7.79%, 06/20/13	2,889,618

		88,967,446

HEALTHCARE - MEDICAL PRODUCTS - 7.5%
	American Medical Systems, Inc.
5,028,429	Term Loan, 7.57%, 07/20/12	4,855,551
	CB Diagnostics AB
2,849,009	Facility B2, 7.48%, 03/09/15	2,735,048
8,433,296	Facility C2, 7.52%, 03/09/16	8,138,131
	CCS Medical, Inc.
50,896,156	First Lien Term Loan, 8.45%, 09/30/12 (e)	49,666,505
4,710,217	First Lien Term Loan, 13.20%, 09/30/12	4,596,418
4,750,000	Second Lien Term Loan, 13.20%, 03/30/13	4,666,875
	DSI Renal, Inc.
8,393,750	Term Facility, 7.50%, 03/31/13	8,351,781
	Fenwal, Inc.
1,464,286	First Lien Delayed Draw Term Loan, 02/28/14 (e)	1,372,768
15,564,643	Initial First Lien Term Loan, 7.79%, 02/28/14	14,591,853
	Golden Gate National Senior Care LLC
1,000,000	Second Lien Term Loan, 12.56%, 09/14/11	990,000
	Graceway Pharmaceuticals LLC
3,933,333	First Lien Term B Loan, 7.95%, 05/03/12	3,751,417
4,500,000	Mezzanine Loan, 13.45%, 11/03/13	3,825,000
	HealthSouth Corp.
3,096,617	Term Loan, 7.40%, 03/10/13	2,994,305
	Nyco Holdings 3 ApS
9,250,000	Facility B2, 7.70%, 12/29/14	8,381,148
9,250,000	Facility C2, 8.20%, 12/29/15	8,427,398
	Patheon, Inc.
1,194,000	Tranche PB Loan, 7.75%, 04/27/14	1,146,240
796,000	Tranche USB Loan, 7.88%, 04/27/14	764,160
	Pharmaceutical Holdings Corp.
3,900,000	Term Loan, 8.06%, 01/30/12	3,822,000
	Reliant Pharmaceuticals, Inc.
1,249,535	Delayed Draw Term Loan, 8.97%, 03/31/12	1,237,040
4,720,465	Initial Term Loan, 8.97%, 03/31/12	4,602,453

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2007	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)

Senior Loans (continued)

HEALTHCARE - MEDICAL PRODUCTS (continued)
	Sun Healthcare Group, Inc.
57,471	Delayed Draw Term Loan, 7.07%, 04/19/14 (c)	55,747
160,920	Synthetic Letter of Credit, 5.13%, 04/19/14	156,092
708,960	Term Loan, 7.11%, 04/19/14	685,918
	Talecris Biotherapeutics Holdings Corp.
18,366,225	First Lien Term Loan, 9.08%, 12/06/13	18,217,091
7,500,000	Second Lien Term Loan, 11.38%, 12/08/14	7,462,500
	Triumph Healthcare Second Holdings LLC
3,881,053	First Lien Term Loan, 8.03%, 07/28/13	3,754,918
	Warner Chilcott Co., Inc.
8,052,932	Tranche B Acquisition Date Term Loan, 7.31%, 01/18/12	7,791,211
	Warner Chilcott Corp.
2,415,715	Tranche C Acquisition Date Term Loan, 7.36%, 01/18/12	2,337,205

		179,376,773

HOUSING - BUILDING MATERIALS - 4.2%
	Atrium Cos., Inc.
8,848,084	Closing Date Term Facility, 8.65%, 05/31/12	8,217,658
890,343	Term Loan B, 06/09/12 (e)	826,906
	Contech Construction Products
983,056	Term Loan, 6.73%, 01/31/13	938,818
	Custom Building Products, Inc.
2,507,386	First Lien Term Loan, 7.07%, 10/20/11	2,369,480
	Nortek, Inc.
12,666,243	Term Loan, 7.08%, 08/27/11	12,032,931
	PGT Industries, Inc.
1,419,704	First Lien Tranche A-2 Term Loan, 8.56%, 02/14/12	1,277,734
	Pivotal Group Promontory
3,431,028	First Lien Term Loan, 11.25%, 08/31/10	3,110,810
	Realogy Corp.
13,381,698	Initial Term B Loan, 8.24%, 10/10/13 (d) (e)	11,751,940
3,606,212	Synthetic Letter of Credit, 4.98%, 10/10/13 (d) (e)	3,174,765
	Roofing Supply Group LLC
2,970,000	First Lien Term Loan, 9.20%, 08/31/13	2,791,800
	Spirit Finance Corp.
15,500,000	Term Loan, 8.36%, 08/01/13 (e)	13,769,270
	Standard Pacific Corp.
900,000	Term Loan B, 6.66%, 05/05/13	663,750
	Stile Acquisition Corp.
4,891,128	Canadian Term Loan, 7.14%, 04/06/13	4,502,919
	Stile U.S. Acquisition Corp.
4,219,926	U.S. Term Loan, 7.36%, 04/06/13	3,885,497

Principal Amount ($)		Value ($)

HOUSING - BUILDING MATERIALS (continued)
	WAICCS Las Vegas 3 LLC
13,000,000	First Lien Term Loan, 8.19%, 07/30/08	12,740,000
13,000,000	Second Lien Term Loan, 13.69%, 07/30/08	12,740,000
	Withers Preserve MB-I
5,000,000	B-Note, 10.32%, 12/14/07	4,975,000

		99,769,278

HOUSING - REAL ESTATE DEVELOPMENT - 7.9%
	Crescent Resources LLC
1,000,000	Term Loan, 7.66%, 09/07/12	900,000
	Ginn LA Conduit Lender, Inc.
14,595,267	First Lien Tranche A Credit-Linked Deposit, 5.79%, 06/08/11 (d)	11,913,386
32,815,916	First Lien Tranche B Term Loan, 8.70%, 06/08/11 (d) (e)	26,785,991
6,000,000	Second Lien Term Loan, 12.70%, 06/08/12	3,765,000
	Giraffe Intermediate, LLC
2,143,382	Mezzanine Note A-1, 7.51%, 08/09/08	2,143,382
	Kyle Acquisition Group LLC
1,142,857	Facility B, 8.38%, 07/20/09	1,040,000
857,143	Facility C, 8.38%, 07/20/11	780,000
	Lake at Las Vegas Joint Venture
3,750,000	First Lien Term Loan, 11.21%, 01/24/08	2,400,000
13,842,593	Synthetic Revolver, 15.46%, 06/20/12	8,859,259
103,572,512	Term Loan, 15.31%, 06/20/12 (e)	66,286,407
	LBREP/L-Suncal Master I LLC
4,917,437	First Lien Term Loan, 8.21%, 01/19/10	4,474,868
	LNR Property Corp.
11,992,500	Initial Tranche B Term Loan, 7.63%, 07/12/11	11,512,800
	Morningside Assisted Living
3,283,813	Senior Mortgage Loan, 7.51%, 10/12/08	3,292,022
	MPH Mezzanine II, LLC
4,500,000	Mezzanine 2B, 7.90%, 02/09/08	4,488,750
	MPH Mezzanine III, LLC
2,850,000	Mezanine 3, 8.90%, 02/09/08	2,842,875
	MPO Intermediate LLC
606,618	Mezzanine Note A-1, 7.51%, 08/09/10	606,618
	November 2005 Land Investors, LLC
2,024,740	First Lien Term Loan, 7.57%, 05/09/11	1,721,029
	Tamarack Resort LLC
3,196,689	Tranche A Credit-Linked Deposit, 5.10%, 05/19/11	2,893,003
4,723,108	Tranche B Term Loan, 11.75%, 05/19/11	4,274,412
	Westgate Investments, LLC
17,236,547	Senior Secured Loan, 13.00%, 09/25/10 PIK (f)	17,926,008

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2007	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)

Senior Loans (continued)

HOUSING - REAL ESTATE DEVELOPMENT (continued)
	Weststate Land Partners LLC
4,000,000	First Lien Term Loan, 7.97%, 05/01/08	3,920,000
	Woodlands Commercial Properties Co., LP
4,946,667	Bridge Loan, 8.33%, 02/28/08	4,810,633
400,000	Secured Term Loan, 7.53%, 08/29/09	389,000
	Woodlands Land Devolopment Co., LP
1,600,000	Secured Term Loan, 7.53%, 08/29/09	1,556,000

		189,581,443

INFORMATION TECHNOLOGY - 5.0%
	Applied Systems, Inc.
4,730,842	Term Loan, 7.85%, 09/26/13	4,588,917
	Aspect Software, Inc.
2,545,000	Second Lien Term Loan, 12.44%, 07/11/12	2,430,475
1,773,103	Tranche A-1 Term Loan, 8.25%, 07/11/11	1,711,045
	Billing Services Group North America, Inc.
1,850,000	U.S. Term Loan, 8.31%, 05/05/12	1,831,500
	Caritor, Inc.
11,134,884	Closing Date Term Loan, 7.07%, 06/04/13	9,548,163
837,209	Synthetic Letter of Credit Loan, 7.07%, 06/04/13	738,837
	Corel Corp.
1,970,100	Term Loan, 8.82%, 05/02/12	1,920,847
	Deltek Systems, Inc.
902,749	Term Loan, 7.31%, 04/22/11	898,236
	DTN, Inc.
6,957,538	Tranche C Term Loan, 8.62%, 03/10/13	6,948,841
	Freescale Semiconductor, Inc.
20,099,372	Term Loan, 7.33%, 11/29/13	18,812,811
	Infor Enterprise Solutions Holdings, Inc.
4,074,844	Delayed Draw Term Loan, 8.95%, 07/28/12	3,932,225
7,810,118	Initial U.S. Term Facility, 8.95%, 07/28/12	7,419,612
	Intergraph Corp.
10,265,766	First Lien Term Loan, 7.45%, 05/29/14	9,944,961
2,000,000	Second Lien Term Loan, 11.06%, 11/28/14	2,000,000
	IPC Systems, Inc.
12,219,375	Tranche B-1 Term Loan, 7.45%, 06/02/14	10,814,147
	Metrologic Instruments, Inc.
2,000,000	Second Lien Add-on Term Loan, 11.45%, 04/10/15	1,910,000
	Open Text Corp.
2,510,202	Term Loan, 7.07%, 10/02/13	2,477,269
	Quantum Corp.
1,900,000	Term Loan, 8.86%, 07/14/14	1,852,500

Principal Amount ($)		Value ($)

INFORMATION TECHNOLOGY (continued)
	Ridgefield Midco Sarl
2,683,282	Facility A2, 12.84%, 09/30/16 PIK	2,575,039
	SCS Holdings II, Inc.
3,477,692	First Lien Term Loan, 7.95%, 11/30/12	3,355,973
2,000,000	Second Lien Term Loan, 11.20%, 05/30/13	1,920,000
	Secure Computing Corp.
114,620	Term Loan, 8.61%, 08/31/13	113,474
	Serena Software, Inc.
5,152,500	Term Loan, 7.34%, 03/10/13	5,010,806
	Sitel, LLC
1,946,921	U.S. Term Loan, 7.80%, 01/30/14	1,771,698
	Vangent, Inc.
6,445,056	Term Loan, 7.27%, 02/14/13	6,074,466
	Verint Systems, Inc.
8,446,154	Term Loan, 7.47%, 05/27/14	8,192,769

		118,794,611

MANUFACTURING - 1.4%
	Acument Global Technologies, Inc.
1,980,000	Term Loan, 8.86%, 08/11/13	1,940,400
	Elster Group GmbH
868,082	USD Term Loan B1, 7.38%, 08/01/13	858,316
868,082	USD Term Loan C1, 7.88%, 08/01/14	860,851
	FCI International S.A.S.

509,496	Term Loan B2A, 7.76%, 03/10/14	487,527
509,496	Tranche B3C, 7.76%, 11/03/13	487,527
	FCI SA
490,504	Term Loan B2B, 7.76%, 03/10/14	469,353
490,504	Tranche B4B, 7.76%, 11/03/13	472,316
	FCI USA, Inc.
1,000,000	Facility B1, 7.76%, 03/10/14	956,880
1,000,000	Tranche B5B, 7.76%, 11/03/13	956,880
	FR Brand Acquisition Corp.
2,985,000	First Lien Term Loan B, 7.53%, 02/07/14	2,850,675
	Generac Acquisition Corp.
1,250,000	First Lien Term Loan, 7.86%, 11/10/13	1,087,750
	Global Petroleum Inc.
4,937,500	Term Loan, 9.51%, 09/18/13	4,789,375
	Matinvest 2 SAS / Butterfly Wendal US, Inc.
2,250,000	B-2 Facility, 7.83%, 06/22/14	2,103,750
2,250,000	C-2 Facility, 8.14%, 06/22/15	2,103,750
	Mueller Water Products, Inc.
1,766,786	Term Loan B, 6.73%, 05/26/14	1,696,115
	Neggio Holding 4 GMBH
500,000	Facility B, 7.49%, 12/23/14	479,100
500,000	Facility C, 7.74%, 12/23/15	481,760
	Polypore, Inc.
4,987,500	US Term Loan, 7.06%, 07/03/14	4,819,172

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2007	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)

Senior Loans (continued)

MANUFACTURING (continued)
	Remy International, Inc.
1,968,750	First Lien Tranche B Term Loan, 9.41%, 04/10/08 (c)	1,929,375
	United Central Industrial Supply Co., LLC
3,000,931	Term Loan, 7.91%, 03/31/12	2,903,401

		32,734,273

METALS/MINERALS - OTHER METALS/MINERALS - 1.4%
	Algoma Steel, Inc.
2,992,500	Term Loan, 8.09%, 06/20/13	2,797,987
	CST Industries, Inc.
1,485,000	Term Loan, 8.12%, 08/09/13	1,401,439
	Euramax International Holdings B.V.
1,657,895	Second Lien European Loan, 13.36%, 06/29/13	1,541,842
	Euramax International, Inc.
4,083,573	Domestic Term Loan, 8.38%, 06/29/12	3,702,453
4,192,105	Second Lien Domestic Term Loan, 13.36%, 06/29/13 (e)	3,549,288
	JW Aluminum Co.
3,000,000	Second Lien Term Loan, 11.03%, 12/16/13	2,910,000
	Kaiser Aluminum & Fabricated Products, LLC
5,000,000	Term Loan, 8.92%, 07/06/11	4,975,000
	Murray Energy Corp.
9,666,564	Tranche B Term Loan, 8.54%, 01/28/10	9,279,901
	Oglebay Norton Co.
761,389	Tranche B Term Loan, 7.50%, 07/31/12	749,968
	Universal Buildings Products, Inc.
2,917,963	Term Loan, 8.37%, 04/28/12	2,684,526

		33,592,404

METALS/MINERALS - STEEL - 0.2%
	Almatis Holdings 9 B.V.
659,465	Term Loan B2, 7.06%, 04/27/15	649,982
1,340,535	Term Loan B4, 7.06%, 04/27/15	1,321,258
659,465	Term Loan C2, 7.44%, 04/26/16	653,279
1,340,535	Term Loan C4, 7.44%, 04/26/16	1,327,961

		3,952,480

RETAIL - 5.8%
	Blockbuster Entertainment Corp.
1,105,917	Tranche A Term Loan, 9.38%, 08/20/09	1,064,446
25,630,355	Tranche B Term Loan, 9.62%, 08/20/11	24,733,292
	Burlington Coat Factory Corp.
38,380,312	Term Loan, 7.32%, 05/28/13	35,279,950

Principal Amount ($)		Value ($)

RETAIL (continued)
	Dollar General Corp.
10,000,000	Tranche B-1 Term Loan, 7.73%, 07/07/14	9,252,400
	Eddie Bauer, Inc.
3,980,000	Term Loan, 8.08%, 04/01/14	3,800,900
	Home Interiors & Gifts, Inc.
35,276,033	Initial Term Loan, 10.36%, 03/31/11	17,990,777
	Michaels Stores, Inc.
15,919,598	Replacement Loan, 7.62%, 10/31/13	14,660,995
	Mother’s Work, Inc.
1,990,000	Term Loan, 7.57%, 03/13/13	1,850,700
	Movie Gallery, Inc.
716,527	First Lien Synthetic Letter of Credit, 11.11%, 03/08/12 (e)	551,725
17,168,256	First Lien Term Loan, 12.25%, 03/08/12 (e)	14,026,465
	Sally Holdings, LLC
5,448,722	Term B Loan, 7.52%, 11/18/13	5,276,760
	Sports Authority, Inc., The
1,481,250	Term Loan B, 7.61%, 05/03/13	1,375,711
	Totes Isotoner Corp.
1,985,000	First Lien Term Loan, 7.74%, 01/31/13	1,937,856
	Toys “R” Us
3,980,100	Tranche B Term Loan, 9.16%, 07/19/12	3,920,398
	TRU 2005 Holding Co. I, Ltd.
4,000,000	Term Loan, 7.75%, 10/09/10	3,885,000

		139,607,375

SERVICE - ENVIRONMENTAL SERVICES - 0.6%
	Duratek, Inc.
1,294,257	Term Loan, 7.66%, 06/07/13	1,248,958
	EnergySolutions, LLC
157,233	Synthetic Letter of Credit, 7.30%, 06/07/13	151,730
2,699,248	Term Loan, 7.66%, 06/07/13	2,604,774
	Safety-Kleen Systems, Inc.
1,220,339	Synthetic Letter of Credit, 7.25%, 08/02/13	1,171,525
4,631,186	Term Loan B, 7.75%, 08/02/13	4,538,563
	Valleycrest Companies LLC
3,980,000	Term Loan, 7.62%, 03/12/14	3,855,625

		13,571,175

SERVICE - OTHER SERVICES - 3.4%
	Audio Visual Services Group, Inc.
4,000,000	Second Lien Loan, 10.33%, 08/28/14	3,835,000
	BearingPoint, Inc.
4,000,000	Letter of Credit Loan, 9.29%, 05/30/12	3,800,000
	Cydcor, Inc.
1,850,000	First Lien Tranche B Term Loan, 8.05%, 02/05/13	1,803,750
	Education Management LLC
3,773,605	Tranche C Term Loan, 7.00%, 06/01/13	3,584,132

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2007	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)

Senior Loans (continued)

SERVICE - OTHER SERVICES (continued)
	NES Rentals Holdings, Inc.
9,402,849	Second Lien Permanent Term Loan, 11.88%, 07/20/13 (e)	8,909,199
	Rental Service Corp.
9,749,049	Second Lien Initial Term Loan, 8.86%, 11/30/13	9,103,174
	Sabre, Inc.
48,931,177	Initial Term Loan, 7.36%, 09/30/14	45,077,847
	Survey Sampling International LLC
742,348	Term Loan, 7.70%, 05/06/11	712,654
	United Rentals, Inc.
1,353,807	Initial Term Loan, 6.66%, 02/14/11	1,324,024
2,492,117	Tranche B Credit-Linked Deposit, 5.32%, 02/14/11	2,439,160

		80,588,940

TELECOMMUNICATIONS - 8.0%
	Discovery Communications Holding LLC
11,471,250	Term B Loan, 7.20%, 05/14/14	11,141,452
	Global Tel Link Corp.
169,083	Acquisition Synthetic Deposit, 8.86%, 02/13/08	166,124
251,723	Acquisition Term Loan, 8.70%, 02/14/08	247,317
42,271	Synthetic Deposit, 8.86%, 02/13/08	41,531
495,836	Term Facility, 8.70%, 02/14/08	487,159
	Gray Television, Inc.
34,750,000	Term Loan B, 6.73%, 12/31/14	32,817,205
	Intelsat Corp.
2,900,000	Tranche B-2 Term Loan, 6.71%, 01/03/14	2,838,375
	Level 3 Financing, Inc.
48,250,000	Term Loan, 7.49%, 03/13/14 (d)	46,223,500
	Maritime Telecommunications Network, Inc.
1,461,154	First Lien Term Loan, 8.35%, 05/11/12	1,428,278
	PaeTec Holding Corp.
6,567,173	Replacement Term Loan, 7.32%, 02/28/13 (e)	6,442,893
	SkillSoft Corp.
1,995,000	Term Loan, 8.11%, 05/14/13	1,925,175
	Sorenson Communications, Inc.
6,066,417	Tranche C Term Loan, 7.31%, 08/16/13	5,892,007
	Stratos Global Corp./Stratos Funding LP
3,712,500	Term B Facility, 7.95%, 02/13/12	3,624,365
	Time Warner Telecom Holdings Inc.
3,380,755	Term Loan B, 6.83%, 01/07/13	3,247,655

Principal Amount ($)		Value ($)

TELECOMMUNICATIONS (continued)
	Univision Communications, Inc.
2,000,000	Initial Term Loan, 7.00%, 09/29/14	1,839,640
70,416,107	Initial Term Loan, 7.21%, 09/29/14	64,908,159
8,000,000	Second Lien Loan, 7.32%, 02/12/09	7,880,000

		191,150,835

TELECOMMUNICATIONS - CLEC - 0.3%
	Consolidated Communications, Inc.
7,875,000	Term D Loan, 7.11%, 10/14/11	7,737,188

TELECOMMUNICATIONS - DATA/INTERNET - 0.1%
	Pine Tree Holdings/Country Road Communications, Inc.
2,000,000	Second Lien Term Loan, 12.59%, 07/15/13	1,990,000

TELECOMMUNICATIONS - FIBER/LONG DISTANCE - 0.6%
	FairPoint Communications, Inc.
6,500,000	Replacement B Term Loan, 7.00%, 02/08/12	6,440,460
	Hawaiian Telcom Communications, Inc.
1,990,000	Tranche C Term Loan, 7.45%, 06/02/14	1,893,206
	Qwest Corp.
6,500,000	Tranche B Term Loan, 6.95%, 06/30/10 (f)	6,577,220

		14,910,886

TRANSPORTATION - AUTO - 6.8%
	Cooper-Standard Automotive Canada Ltd.
308,772	Tranche B Term Loan, 7.75%, 12/23/11	300,281
	Cooper-Standard Automotive, Inc.
268,710	Term Loan D, 7.75%, 12/23/11	261,320
	Dana Corp.
27,000,000	Term Loan, 7.30%, 04/13/08 (e)	26,858,520
	Delphi Corp.
6,000,000	Tranche B Term Loan, 6.94%, 12/31/07	5,993,400
39,107,500	Tranche C Term Loan, 8.75%, 07/01/08	39,058,616
	Federal-Mogul Corp.
6,000,000	DIP Term Loan, 6.55%, 12/31/07	5,953,800
	Ford Motor Co.
50,102,500	Term Loan, 8.70%, 12/15/13 (d)	46,794,733
	General Motors Corp.
12,406,250	Secured Term Loan, 7.59%, 11/29/13	11,745,245
	Hertz Corp.
444,444	Letter of Credit, 5.24%, 12/21/12	435,889
2,470,269	Tranche B Term Loan, 6.44%, 12/21/12	2,422,741

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2007	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)

Senior Loans (continued)

TRANSPORTATION - AUTO (continued)
	Key Safety Systems, Inc.
17,841,609	First Lien Term Loan, 7.43%, 03/08/14	16,704,207
2,000,000	Second Lien Term Loan, 10.02%, 09/08/14	1,810,000
	Tire Rack Holdings, Inc.
3,642,792	Tranche B Term Loan, 7.11%, 06/24/12	3,597,257
	United Components, Inc.
460,303	Tranche D Term Loan, 6.87%, 06/30/10	446,494

		162,382,503

TRANSPORTATION - LAND - 0.8%
	JHT Holdings, Inc.
969,773	Term Loan B, 10.44%, 12/21/12	887,342
	Ozburn-Hessey Holding Co., LLC
2,526,397	Term Loan, 8.53%, 08/10/12	2,311,653
	Quality Distribution, Inc.
2,427,481	Synthetic Letters of Credit, 5.10%, 11/13/09	2,366,794
5,532,497	Term Loan, 7.82%, 11/13/09 (d)	5,394,184
851,470	Term Loan, 8.13%, 11/13/09	830,184
	SIRVA Worldwide, Inc.
9,092,421	Tranche B Term Loan, 12.61%, 12/01/10 (e)	6,171,481

		17,961,638

UTILITIES - 4.5%
	ANP Funding I, LLC
1,955,556	Tranche A Term Loan, 8.73%, 07/29/10	1,937,212
	Astoria Generating Co. Acquisitions LLC
4,500,000	Second Lien Term Loan C, 8.96%, 08/23/13	4,402,485
	Boston Generating LLC
578,860	First Lien Revolving Credit, 7.45%, 12/20/13	558,600
2,067,357	First Lien Synthetic Letter of Credit Facility, 5.07%, 12/20/13	1,995,000
9,274,372	First Lien Term Loan, 7.45%, 12/20/13	8,949,769
2,000,000	Mezzanine, 12.35%, 12/21/16	2,089,500
2,000,000	Second Lien Term Loan, 9.61%, 06/20/14	2,010,360
	Coleto Creek Power, LP
8,304,730	First Lien Term Loan, 7.95%, 06/28/13	7,982,922
5,925,000	Second Lien Term Loan, 9.20%, 06/28/13	5,451,000
512,291	Synthetic Letter of Credit, 5.16%, 06/28/13	494,361
	Covanta Energy Corp.
328,790	Funded Letter of Credit, 5.10%, 02/09/14	315,227
664,515	Term Loan, 6.71%, 02/09/14	637,104

Principal Amount ($)		Value ($)

UTILITIES (continued)
	Entegra TC LLC
3,996,011	Third Lien Term Loan, 11.36%, 04/19/14	3,816,190
	GBGH LLC
3,960,000	First Lien Term Loan, 10.76%, 08/07/13	3,969,900
	Kelson Energy Inc
448,718	First Lien Term Loan, 03/08/14 (e)	400,481
	Longview Power, LLC
2,000,000	Synthetic Revolver, 7.63%, 02/28/13	1,889,540
	Mach Gen, LLC
5,396,719	First Lien Term B Loan, 7.00%, 02/22/14	5,128,232
548,906	Synthetic Letter of Credit, 7.20%, 02/22/13	524,205
	NATG Holdings LLC
8,316	Credit-Linked Certificate of Deposit, 6.08%, 01/23/09 (g)	7,235
126,579	Term Loan A, 8.75%, 01/23/09 (g)	22,468
92,678	Term Loan B-1, 12.25%, 01/23/10 (g)	16,450
	NE Energy, Inc.
330,343	First Lien Term Loan B, 8.10%, 11/01/13	313,621
40,373	Synthetic Letter of Credit, 7.75%, 11/01/13	38,329
	NRG Energy, Inc.
6,735,891	Credit-Linked Deposit, 6.85%, 02/01/13	6,449,615
16,184,551	Term Loan, 6.95%, 02/01/13	15,420,964
	Ridgefield Acquisition Sarl
4,671,923	Facility B3, 7.34%, 03/30/15	4,555,124
4,671,923	Facility C3, 7.59%, 03/28/16	4,578,484
	Riverside Energy Center LLC
4,426,190	Term Loan, 9.21%, 06/24/11	4,420,658
	Rocky Mountain Energy Center LLC
361,073	Credit-Linked Certificate of Deposit, 5.10%, 06/24/11	360,622
2,718,298	Term Loan, 9.21%, 06/24/11	2,714,900
	TPF Generation Holdings, LLC
11,413,665	First Lien Term Loan, 7.20%, 12/15/13	10,952,324
4,000,000	Second Lien Term Loan, 9.61%, 12/15/14	3,770,000
1,855,600	Synthetic Letter of Credit, 7.36%, 12/15/13	1,780,597
687,408	Synthetic Revolver, 5.10%, 12/15/11	659,623

		108,613,102

WIRELESS - CELLULAR/PCS - 4.6%
	Cricket Communications, Inc.
41,904,229	Term B Loan, 8.20%, 06/16/13	41,182,638
	Insight Midwest Holdings, LLC
14,856,604	Term Loan B, 7.00%, 04/06/14	14,372,872

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2007	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)

Senior Loans (continued)

WIRELESS - CELLULAR/PCS (continued)
	MetroPCS Wireless, Inc.
1,000,000	Tranche B Term Loan, 11/04/13 (e)	961,390
51,425,365	Tranche B Term Loan, 7.32%, 11/04/13	49,439,831
4,477,412	Tranche B Term Loan, 7.62%, 11/04/13	4,304,539

		110,261,270

WIRELESS - WIRELESS INFRASTRUCTURE - 0.1%
	CellNet Data Systems, Inc.
1,000,000	Second Lien Term Loan, 9.62%, 10/22/11	971,880
	DPI Holdings, LLC
1,960,000	Term Loan, 7.32%, 09/30/10	1,930,600

		2,902,480

	Total Senior Loans (Cost $2,925,966,332)	2,734,524,535

Principal Amount

Foreign Denominated Senior Loans (a) - 17.7%

AUSTRALIA - 1.6% AUD
	PBL Media Finance Pty., Ltd.
5,500,000	Term Loan A, 9.29%, 02/07/13	4,503,811
20,545,336	Term Loan B, 9.54%, 02/07/13	17,148,216
	Seven Media Group
19,377,381	Facility A Term Loan, 9.27%, 12/22/12	16,551,772

		38,203,799

AUSTRIA - 1.8% EUR
	Sacher Funding Ltd.
30,000,000	Euro Term Loan, 10.32%, 05/14/14	43,154,696

DENMARK - 0.6% EUR
	Nordic Telephone Co. Holdings APS
2,188,729	Facility B2, 6.68%, 04/10/14	3,153,155
2,638,687	Facility C2, 6.93%, 04/10/15	3,820,435
	Nyco Holdings 3 ApS
5,000,000	Facility D Second Lien, 9.71%, 06/29/16	6,715,399

		13,688,989

FRANCE - 1.9% EUR
	Ypso Holding SA
221,431	Capex Term Loan, 6.28%, 12/15/12 (c)	312,025
3,466,793	Eur B Acq 1 Facility, 6.64%, 06/06/14	4,865,275
5,656,346	Eur B Acq 2 Facility, 6.64%, 06/06/14	7,938,081

Principal Amount		Value ($)

FRANCE (continued) EUR
8,983,252	Eur B Recap 1 Facility, 6.93%, 06/06/14	12,533,856
4,690,407	Eur C Acq, 6.89%, 12/31/15	6,620,699
8,809,593	Eur C Recap, 7.18%, 12/31/15	12,435,094

		44,705,030

GERMANY - 2.0% EUR
	CBR Fashion GMBH
4,500,000	Second Lien Facility, 8.18%, 10/19/16	6,225,505
1,000,000	Term B Facility, 6.85%, 04/17/15	1,407,753
1,000,000	Term C Facility, 7.10%, 04/17/15	1,415,562
	Iesy Hessen/ISH NRW GMBH/Arena Sport
6,000,000	Euro Senior Secured Term Loan, 7.78%, 10/15/11	8,575,895
	Kabel Baden Wurttemburg GMBH & Co. KG
2,500,000	Second Lien Facility, 9.76%, 12/09/15	3,533,548
1,826,284	Term B Facility, 7.26%, 06/09/14	2,563,076
1,826,284	Term C Facility, 7.76%, 06/09/15	2,578,516
	Lavena Holding 3 GMBH
1,500,000	Facility B1, 03/02/15 (e)	1,987,890
1,500,000	Facility C1, 03/02/16 (e)	2,005,196
6,063,285	Facility D, 8.45%, 09/02/16 (c)	7,653,977
7,000,000	Mezzanine Facility, 03/02/17 (e)	8,968,573
	Schieder Mobel Holding, GMBH
879,378	Delayed Draw Term Loan, 8.57%, 07/20/08 (c)	1,129,443

		48,044,934

IRELAND - 0.1% EUR
	BCM Ireland Holdings Ltd.
1,000,000	Facility D, 9.00%, 03/31/16	1,429,683

ITALY - 0.8% EUR
	Pirelli Cables
147,330	Euro Term Loan C2, 6.85%, 08/04/12	218,826
	Wind Telecommunicatione S.p.A.
6,750,000	B1 Term Loan Facility, 7.22%, 05/26/13 (d)	9,808,886
6,750,000	C1 Term Loan Facility, 7.97%, 05/26/14 (d)	9,858,426

		19,886,138

NETHERLANDS - 1.6% EUR
	Amsterdamse Beheer- En Consultingmaatschappij B.V.
4,388,443	Casema B1 Term Loan, 6.66%, 09/12/14	6,361,042

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2007	Highland Floating Rate Advantage Fund

Principal Amount		Value ($)

Foreign Denominated Senior Loans (continued)

NETHERLANDS (continued) EUR
2,279,577	Casema B2 Term Loan, 6.66%, 09/12/14	3,323,049
6,668,019	Casema C Term Loan, 7.16%, 09/12/15	9,714,224
1,500,000	Casema D Term Loan Second Lien, 8.41%, 03/12/16	2,175,921
5,150,162	Kabelcom B Term Loan, 6.66%, 09/12/14	7,507,639
5,150,162	Kabelcom C Term Loan, 7.16%, 09/12/15	7,521,851
1,000,000	Kabelcom D Term Loan, 8.41%, 03/12/16	1,450,614

		38,054,340

SPAIN - 0.4% EUR
	Gasmedi 2000 S.A. / Nattai, S.L.U.
1,666,667	Tranche B Term Loan, 6.65%, 08/11/14	2,397,483
1,666,667	Tranche C Term Loan, 7.15%, 08/11/15	2,397,483
1,666,667	Tranche E Second Lien Term Loan, 8.90%, 02/11/16	2,385,251
	Maxi PIX SARL
2,000,000	PIK Loan, 12.74%, 05/31/16	2,823,785

		10,004,002

SWEDEN - 0.4% SEK
	Nordic Cable Acquisition
14,115,068	Facility A Com Hem, 5.61%, 01/31/13	2,121,105
15,333,333	Facility B2 Com Hem Comm, 6.67%, 01/31/14	2,319,177
9,109,589	Facility B2 Com Hem Comm, 6.11%, 01/31/14	1,377,832
20,180,366	Facility C2 Com Hem, 6.24%, 01/31/15	3,075,986
11,750,000	Facility D Com Hem, 7.99%, 07/31/15	1,793,290

		10,687,390

UNITED KINGDOM - 5.4% EUR
	Safety-Kleen JPMP SK Holdings Ltd.
1,817,400	Euro Term Loan C, EUR, 7.16%, 12/20/14	2,567,627
GBP
	Airport Development & Investment Ltd.
3,944,280	Second Lien Facility, 10.03%, 04/07/11	7,701,381
	All3Media Intermediate Ltd.
1,180,825	Facility B1, 8.20%, 08/31/14	2,294,395
4,281,271	Facility C1, 9.52%, 08/31/15	8,318,701
3,000,000	Facility D1, 11.40%, 02/29/16	5,829,134
3,665,449	Mezzanine Loan, 15.65%, 08/31/16	7,475,449

Principal Amount		Value ($)

UNITED KINGDOM (continued) GBP
	Ansco UK Finance CO. Ltd.
989,950	Tranche B Term Loan, 9.40%, 03/08/12	1,984,581
	De Facto 1121 Limited
1,250,000	Facility B Loan, 8.50%, 06/30/15	2,560,527
1,250,000	Facility C Loan, 9.00%, 06/30/16	2,560,527
1,750,000	Facility D Loan, 10.50%, 12/31/16	3,593,733
	Forgings International Ltd.
429,465	Term B1 (GBP), 8.09%, 09/11/14	874,577
459,734	Term C1 (GBP), 8.34%, 09/11/15	940,945
	Highland Acquisitions Ltd.
1,000,000	Facility B, 9.25%, 12/31/14	1,939,632
1,000,000	Facility C, 9.75%, 12/31/15	1,992,721
1,053,830	Mezzanine Facility, 16.50%, 12/31/16	2,017,846
	Mobileserv Ltd.
1,415,563	Facility B Loan, 8.82%, 09/22/14	2,630,440
1,084,437	Facility C Loan, 9.32%, 09/22/15	2,024,565
	Peacock Group
2,088,620	Facility B, 9.37%, 10/30/13	4,090,491
2,088,620	Facility C, 8.81%, 10/30/14	4,111,964
	Safety-Kleen JPMP SK Holdings Ltd.
1,350,000	GBP Term Loan B1, 7.93%, 12/14/12	2,692,505
	SunGard UK Holdings, Ltd.
1,374,905	U.K. Term Loan B, 8.30%, 02/12/14	2,706,839
	Towergate Partnership Ltd.
3,125,000	Facility A, 8.54%, 10/31/12	6,248,714
3,125,000	Facility B, 9.04%, 10/31/13	6,296,904
	Trinitybrook PLC
2,500,000	Term Loan B1, 8.75%, 07/31/13	5,029,813
2,500,000	Term Loan C1, 9.25%, 07/31/14	5,049,141
	United Biscuits Holdco Ltd.
12,383,459	Facility B1, 8.69%, 12/16/14	24,230,427
3,500,000	Second Lien Facility, 10.19%, 06/16/16	6,817,496
	Virgin Media Investment Holdings Ltd.
176,246	A Facility, 7.96%, 01/30/11	342,558
64,021	B5 Facility, 8.29%, 10/04/13	125,876
1,750,000	C Facility, 8.48%, 01/30/13	3,435,555
32,553	Term Loan B6, 8.29%, 10/04/13	64,423

		128,549,487

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2007	Highland Floating Rate Advantage Fund

Principal Amount		Value ($)

Foreign Denominated Senior Loans (continued)

UNITED STATES - 1.1% EUR
	Hayes Lemmerz International, Inc.
22,455	Term Loan Facility, 6.87%, 05/30/14	31,435
	RD German Holdings GMBH
2,511,485	Euro Term Loan, 6.72%, 03/02/14	3,371,281
GBP
	Aramark Corp.
1,240,625	U.K. Term Loan, 8.44%, 01/26/14	2,410,590
	Champion Home Builders Co.
3,324,375	Term Loan, 9.30%, 10/31/12	6,561,940
	IPC Systems, Inc.
2,244,375	Tranche B-2 Term Loan, 8.27%, 06/02/14	4,107,111
	PlayPower, Inc.
2,895,408	Tranche B Sterling Term Loan, 9.07%, 06/30/12	5,730,091
	TME UK Acquisition Co. Ltd.
1,685,251	U.K. Term Loan, 9.53%, 04/26/14	3,456,436

		25,668,884

	Total Foreign Denominated Senior Loans (Cost $401,191,124)	422,077,372

Principal Amount ($)

Asset-Backed Securities (h) (i) - 0.3%
	Apidos CDO
3,000,000	Series 2007-CA, Class B, 5.67%, 05/14/20	2,509,500
	ING Investment Management
6,000,000	Series 2007-5A, Class B, 6.29%, 05/01/22	5,154,000
	Total Asset-Backed Securities (Cost $7,737,399)	7,663,500

Corporate Notes and Bonds - 0.1%

HOUSING - REAL ESTATE DEVELOPMENT - 0.0%
	TOUSA, Inc.
705,065	14.75%, 07/31/15 (b) (f)	76,676

TELECOMMUNICATIONS - 0.1%
	American Messaging Services, Inc.
1,342,466	Senior Secured Note, 11.38%, 09/03/08	1,349,178

	Total Corporate Notes and Bonds (Cost $2,057,785)	1,425,854

Principal Amount ($)		Value ($)

Claims - 0.1%

AEROSPACE - AIRLINES - 0.1%
	Delta Air Lines, Inc.
310,290	Comair ALPA Claim, 12/31/10	19,005
879,660	Delta ALPA Claim, 12/31/10	413,440
	Northwest Airlines, Inc.
5,400,000	ALPA Trade Claim, 08/21/13	195,750
2,914,735	Bell Atlantic Trade Claim, 08/21/13	105,659
3,000,000	Citibank/Airbus Trade Claims, 08/21/13	108,750
5,000,000	EDC Trade Claims, 08/21/13	181,250
9,587,700	Flight Attendant Claim, 05/17/14	347,554
3,250,000	GE Trade Claim, 08/21/13	117,813
5,690,250	IAM Trade Claim, 08/21/13	206,272
6,250,000	Mesaba Trade Claim, 08/15/13	226,563
6,322,050	Retiree Claim, 08/21/13	229,174

		2,151,230

UTILITIES - 0.0%
18,500,000	Mirant Corp.	231,250

	Total Claims (Cost $11,849,285)	2,382,480

Shares

Common Stocks (j) - 2.4%

AEROSPACE - AIRLINES - 1.0%
65,959	Delta Air Lines, Inc.	1,303,350
1,202,490	Northwest Airlines, Inc.	21,861,259

		23,164,609

TELECOMMUNICATIONS - 0.0%
152,363	Communications Corp. of America (b)	971,314

UTILITIES - 1.3%
140,206	Entegra TC LLC	4,724,942
686,885	Mirant Corp.	26,506,881

		31,231,823

WIRELESS - CELLULAR/PCS - 0.1%
73,363	Leap Wireless International, Inc.	2,546,430

	Total Common Stocks (Cost $44,309,152)	57,914,176

Preferred Stocks - 0.0%

HOUSING - REAL ESTATE DEVELOPMENT - 0.0%
5,795	TOUSA, Inc., Series A PIK (b)	431,926

MANUFACTURING - 0.0%
14,382	Superior Telecom, Inc., Series A	16,899

	Total Preferred Stocks (Cost $5,809,132)	448,825

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2007	Highland Floating Rate Advantage Fund

Value ($)

Total Investments – 134.9% (cost of $3,398,920,209) (k)	3,226,436,742

Other Assets & Liabilities, Net - (34.9)%	(835,073,902)

Net Assets - 100.0%	2,391,362,840

Forward foreign currency contracts outstanding as of November 30, 2007 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Net Unrealized Appreciation (Depreciation)

Sell	AUD	7,000,000	02/28/2008	$(459,200)
Sell	AUD	10,800,000	02/29/2008	(774,900)
Sell	AUD	5,400,000	03/11/2008	(330,210)
Sell	EUR	76,000,000	02/04/2008	(6,891,709)
Sell	EUR	10,000,000	02/28/2008	(958,668)
Sell	EUR	36,500,000	05/29/2008	622,443
Sell	EUR	37,600,000	05/30/2008	209,928
Sell	GBP	12,000,000	01/22/2008	(210,624)
Sell	GBP	23,000,000	02/07/2008	(585,986)
Sell	GBP	22,700,000	05/29/2008	(35,684)
Sell	GBP	21,300,000	05/30/2008	(166,822)

				$(9,581,432)

(a)

Senior loans in which Highland Floating Rate Advantage Fund (the “Fund”) invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. (Unless otherwise identified by (f), all senior loans carry a variable rate interest). These base lending rates are generally (i) the prime rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at August 31, 2007. Senior loans, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the

(b)	Represents fair value as determined in good faith under the direction of the Board of Trustees.

(c)

Senior Loan Notes have additional unfunded loan commitments. As of November 30, 2007, the fund had unfunded loan commitments of $54,939,762, which could be extended at the option of the borrower, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitment

AMF Bowling Worldwide, Inc.	$2,000,000
Buffets Holdings, Inc.	759,375
CHS/ Community Health Systems, Inc.	1,979,892
Comcorp Broadcasting, Inc.	102,845
Cricket Communications, Inc.	6,500,000
Delta Air Lines, Inc.	23,893
DHM Holdings Co., Inc.	43,843
Drake Hotel Acquisition	958,715
Federal-Mogul Corp.	117,897
Fenwal, Inc.	2,607,143
FleetCor Technologies Operating Co., LLC	666,667
Fontainebleau Las Vegas, LLC	2,333,333
HUB International Ltd.	1,880,196
Interstate Bakeries Corp.	7,500,000
Lavena Holding 3 GMBH	1,436,715
Longview Power, LLC	1,125,000
MEG Energy Corp.	2,485,714
Millennium Digital Media Systems, LLC	2,125,354
Mobileserv Ltd.	2,500,000
Nordic Cable Acquisition Co.	3,068,493
NRG Holdings, Inc.	2,000,000
Readers Digest Association, Inc.	165,500
Remy International, Inc.	1,031,250
Schieder Mobel Holding GMBH	24,721
Sorenson Communications, Inc.	2,000,000
Sun Healthcare Group, Inc.	45,977
Univision Communications, Inc.	2,583,893
Valassis Communications, Inc.	426,667
Vivarte	5,000,000
Water PIK, Inc	1,000,000
Ypso Holding SA	446,679

$54,939,762

(d)	Loan held on participation.

(e)	All or a portion of this position has not settled. Contract rates do not take effect until settlement date.

(f)	Fixed rate senior loan or corporate note and bond.

(g)	The issuer is in default of certain debt covenants. Income is not being accrued.

(h)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At November 30, 2007, these securities amounted to $7,663,500 or 0.3% of net assets. These securities have been determined by the Fund’s investment adviser to be liquid securities.

(i)	Variable rate security. The interest rate shown reflects the rate in effect at November 30, 2007.

(j)	Non-income producing security.

(k)	Cost for U.S. Federal income tax purposes is $3,399,792,804.

Gross unrealized appreciation	$16,861,074
Gross unrealized depreciation	(190,217,136)

Net unrealized depreciation	$(173,356,062)

AUD	Australia Dollar
EUR	Euro Currency
GBP	Great Britain Pound
PIK	Payment in Kind
SEK	Swedish Krona

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2007	Highland Floating Rate Advantage Fund

Foreign Denominated Senior Loans
Industry Concentration Table:
(% of Total Net Assets)

Cable - International Cable	4.8%
Broadcasting	2.6%
Financial	2.3%
Retail	1.6%
Food/Tobacco - Food/Tobacco Producers	1.5%
Diversified Media	1.2%
Telecommunications	1.1%
Aerospace - Aerospace/Defense	0.4%
Service - Other Services	0.4%
Healthcare - Medical Products	0.3%
Information Technology	0.3%
Healthcare - Alternate Site Services	0.3%
Housing - Real Estate Development	0.3%
Consumer Non-Durables	0.2%
Service - Environmental Services	0.2%
Gaming/Leisure - Gaming	0.1%
Wireless - Cellular/PCS	0.1%

Total	17.7%

Security Valuation:

The value of the Fund’s assets is based on its proportionate share of the current market value of the Portfolio’s net assets. For securities with readily available market quotations, the Portfolio uses those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. If there is more than one such principal market maker, the value will be the average of such means. Securities without a sale price or bid and ask quotations from principal market makers on the valuation day will be valued by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (such as when events materially affecting the value of securities occur between the time when the market price is determined and calculation of the Portfolio’s net asset value), such securities are valued at their fair value, as determined in good faith by the Portfolio’s investment adviser, Highland Capital Management, L.P. (“Highland” or the “Investment Adviser”), in accordance with procedures established by the Portfolio’s Board of Managers. In these cases, the Portfolio’s net asset value will reflect the affected portfolio securities’ value as determined in the judgment of the Board of Managers or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Portfolio’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00PM London Time Spot Rate.

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Highland Floating Rate Advantage Fund

By (Signature and Title)*	/s/ James D. Dondero
James D. Dondero, Chief Executive Officer
(principal executive officer)

Date	January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James D. Dondero
James D. Dondero, Chief Executive Officer
(principal executive officer)

Date	January 16, 2008

By (Signature and Title)*	/s/ M. Jason Blackburn
M. Jason Blackburn, Chief Financial Officer
(principal financial officer)

Date	January 16, 2008

* Print the name and title of each signing officer under his or her signature.